Organization and Basis of Presentation - Additional Information (Details)							12 Months Ended
	Aug. 30, 2017 CNY (¥)	Jul. 27, 2017 CNY (¥)	Jan. 14, 2014 CNY (¥)	Oct. 25, 2013 CNY (¥)	Jan. 30, 2013 CNY (¥)	Nov. 23, 2011 Agreement	Dec. 31, 2019	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017
Organization And Basis Of Presentation [Line Items]
Pledge or collateralization of VIEs and VIEs’ subsidiaries’ assets								¥ 0
Revenue | Product Concentration Risk
Organization And Basis Of Presentation [Line Items]
Concentration risk by percentage							93.00%	92.00%	94.00%
Purchase Option Agreement Between Beijing Qiyi Century And Beijing IQIYI | Minimum
Organization And Basis Of Presentation [Line Items]
Material contract value					¥ 300,000
Trademark License Agreement and Software Usage License Agreement Between Beijing QIYI Century and Beijing iQIYI
Organization And Basis Of Presentation [Line Items]
Number of license agreements | Agreement						2
Term of license agreements						5 years
Beijing QIYI Century | Beijing iQIYI
Organization And Basis Of Presentation [Line Items]
Interest-free loan to shareholder of variable interest entity					¥ 27,000,000
Loan agreement expiration date					Jun. 23, 2021
Purchase option agreement term					10 years
Business cooperation agreement term						10 years
Beijing QIYI Century | Beijing iQIYI | Trademark License Agreement
Organization And Basis Of Presentation [Line Items]
Extended period of license agreement						1 year
Beijing QIYI Century | Beijing iQIYI | Software Usage License Agreement
Organization And Basis Of Presentation [Line Items]
Extended period of license agreement						5 years
Beijing QIYI Century | Shanghai iQIYI
Organization And Basis Of Presentation [Line Items]
Interest-free loan to shareholder of variable interest entity				¥ 10,000,000
Loan agreement expiration date				Oct. 24, 2023
Beijing QIYI Century | Shanghai Zhong Yuan
Organization And Basis Of Presentation [Line Items]
Interest-free loan to shareholder of variable interest entity			¥ 20,000,000
Loan agreement expiration date			Jan. 13, 2024
iQIYI New Media | Intelligent Entertainment
Organization And Basis Of Presentation [Line Items]
Interest-free loan to shareholder of variable interest entity		¥ 20,000,000
Loan agreement expiration date		Jul. 26, 2027
iQIYI New Media | iQIYI Pictures
Organization And Basis Of Presentation [Line Items]
Interest-free loan to shareholder of variable interest entity	¥ 100,000,000
Loan agreement expiration date	Aug. 29, 2027